Financial statements preparation (Details)	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Downside scenario
Provisions for expected credit losses
Percentage of weight assigned to scenario	45.00%	42.50%	42.50%